Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	15,565	13,879
Minimum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.40%	0.60%
Discount rate	1.10%	3.80%
Loss severity	0.10%	1.30%
Prepayment rate	2.00%	2.00%
Minimum [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(93.00%)
Maximum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	15.00%	12.40%
Discount rate	7.70%	7.90%
Loss severity	26.40%	32.50%
Prepayment rate	15.50%	9.90%
Maximum [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	10.00%
Weighted Average [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	2.60%	2.80%
Discount rate	5.20%	5.50%
Loss severity	18.30%	21.50%
Prepayment rate	8.10%	5.40%
Weighted Average [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(30.00%)
Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	3,295	2,019
Nonrecurring [Member] | Minimum [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	6.00%	4.60%
Nonrecurring [Member] | Minimum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.90%	1.20%
Discount rate	1.50%	4.30%
Loss severity	0.00%	1.60%
Prepayment rate	2.00%	2.00%
Nonrecurring [Member] | Maximum [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	6.00%	4.60%
Nonrecurring [Member] | Maximum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	3.80%	4.40%
Discount rate	8.50%	12.00%
Loss severity	29.80%	48.20%
Prepayment rate	100.00%	100.00%
Nonrecurring [Member] | Weighted Average [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	6.00%	4.60%
Nonrecurring [Member] | Weighted Average [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	2.10%	2.70%
Discount rate	3.60%	10.90%
Loss severity	3.80%	5.20%
Prepayment rate	65.50%	67.20%
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	1,098	893
Other assets: private equity fund investments	171	505
Total insignificant level 3 assets	294	242
Total assets recorded at fair value	1,563	1,640
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Residential [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	1,098	893